First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.2%
	Aerospace & Defense — 0.7%
5,523	TransDigm Group, Inc.	$6,034,872
	Automobiles — 0.8%
74,969	Li Auto, Inc., ADR (a)	2,075,142
29,053	Thor Industries, Inc.	3,283,570
23,205	Winnebago Industries, Inc.	1,525,033
		6,883,745
	Banks — 3.1%
43,491	Bank OZK	1,961,879
168,885	Citigroup, Inc.	9,486,270
29,723	Commerce Bancshares, Inc.	1,549,163
43,636	East West Bancorp, Inc.	3,177,137
44,118	JPMorgan Chase & Co.	7,692,415
23,192	Pinnacle Financial Partners, Inc.	2,049,709
21,343	Texas Capital Bancshares, Inc. (a)	1,301,923
12,398	UMB Financial Corp.	1,022,835
		28,241,331
	Beverages — 1.3%
6,097	Boston Beer (The) Co., Inc., Class A (a)	2,129,499
160,980	Celsius Holdings, Inc. (a)	8,032,902
1,842	Coca-Cola Consolidated, Inc.	1,586,681
		11,749,082
	Biotechnology — 6.2%
91,182	AbbVie, Inc. (b)	14,990,321
120,587	Alkermes PLC (a)	3,261,878
36,444	Alnylam Pharmaceuticals, Inc. (a)	6,301,532
140,039	Ironwood Pharmaceuticals, Inc. (a)	1,987,154
38,003	Neurocrine Biosciences, Inc. (a)	5,311,679
57,350	Vertex Pharmaceuticals, Inc. (a) (b)	24,854,343
		56,706,907
	Broadline Retail — 2.7%
142,515	Amazon.com, Inc. (a) (b)	22,118,328
41,321	Etsy, Inc. (a)	2,750,326
		24,868,654
	Building Products — 4.2%
85,107	AZEK (The) Co., Inc. (a)	3,281,726
262,906	Carrier Global Corp. (b)	14,383,587
15,998	Lennox International, Inc.	6,849,704
86,244	Masco Corp.	5,803,359
10,038	Simpson Manufacturing Co., Inc.	1,816,777
36,125	Trex Co., Inc. (a)	2,943,465
14,594	UFP Industries, Inc.	1,655,689
58,575	Zurn Elkay Water Solutions Corp.	1,736,749
		38,471,056
	Capital Markets — 0.8%
55,699	Interactive Brokers Group, Inc., Class A	4,943,286
105,789	XP, Inc., Class A	2,600,294
		7,543,580

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals — 3.4%
101,434	LyondellBasell Industries N.V., Class A	$9,546,968
72,996	Sherwin-Williams (The) Co. (b)	22,218,523
		31,765,491
	Commercial Services & Supplies — 0.1%
19,505	Brady Corp., Class A	1,174,786
	Communications Equipment — 1.9%
54,007	Arista Networks, Inc. (a)	13,970,531
62,893	Cisco Systems, Inc.	3,155,970
		17,126,501
	Construction Materials — 0.6%
16,427	Eagle Materials, Inc.	3,717,101
28,379	Knife River Corp. (a)	1,858,541
		5,575,642
	Consumer Finance — 0.9%
222,292	Synchrony Financial	8,640,490
	Consumer Staples Distribution & Retail — 0.6%
57,356	Grocery Outlet Holding Corp. (a)	1,421,282
87,339	Sprouts Farmers Market, Inc. (a)	4,399,265
		5,820,547
	Distributors — 0.6%
14,491	Pool Corp.	5,379,784
	Diversified Consumer Services — 0.4%
41,897	New Oriental Education & Technology Group, Inc., ADR (a)	3,211,824
	Diversified Telecommunication Services — 0.1%
31,173	Iridium Communications, Inc.	1,130,333
	Electric Utilities — 0.2%
9,146	Duke Energy Corp.	876,461
6,925	NRG Energy, Inc.	367,302
13,562	Xcel Energy, Inc.	811,957
		2,055,720
	Energy Equipment & Services — 0.1%
29,867	Cactus, Inc., Class A	1,267,555
	Entertainment — 2.3%
41,115	Roku, Inc. (a)	3,620,587
82,080	Spotify Technology S.A. (a) (b)	17,675,928
		21,296,515
	Financial Services — 1.2%
27,731	Berkshire Hathaway, Inc., Class B (a)	10,641,494
	Food Products — 1.1%
120,779	Archer-Daniels-Midland Co.	6,712,897
29,714	Post Holdings, Inc. (a)	2,759,539
23,124	TreeHouse Foods, Inc. (a)	973,520
		10,445,956
	Health Care Providers & Services — 3.7%
265,708	CVS Health Corp. (b)	19,760,704
113,388	Hims & Hers Health, Inc. (a)	972,869

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
17,909	Molina Healthcare, Inc. (a)	$6,383,484
14,520	UnitedHealth Group, Inc.	7,430,465
		34,547,522
	Hotels, Restaurants & Leisure — 0.5%
43,656	DoorDash, Inc., Class A (a)	4,548,955
	Household Durables — 3.2%
65,393	KB Home	3,896,769
1,245	NVR, Inc. (a)	8,808,736
115,292	PulteGroup, Inc.	12,054,931
50,020	Toll Brothers, Inc.	4,969,487
		29,729,923
	Household Products — 0.8%
70,793	Colgate-Palmolive Co.	5,960,770
4,664	WD-40 Co.	1,207,883
		7,168,653
	Industrial REITs — 0.2%
58,958	STAG Industrial, Inc.	2,177,908
	Insurance — 0.4%
8,925	Kinsale Capital Group, Inc.	3,548,312
	Interactive Media & Services — 5.1%
128,516	Alphabet, Inc., Class A (a) (b)	18,005,092
109,155	Alphabet, Inc., Class C (a) (b)	15,478,179
34,357	Meta Platforms, Inc., Class A (a)	13,404,040
		46,887,311
	IT Services — 3.0%
63,116	Accenture PLC, Class A (b)	22,966,650
24,954	VeriSign, Inc. (a)	4,962,852
		27,929,502
	Life Sciences Tools & Services — 0.5%
14,706	Medpace Holdings, Inc. (a)	4,287,975
	Machinery — 0.7%
34,925	Mueller Industries, Inc.	1,676,400
11,660	Snap-on, Inc.	3,380,584
6,017	Watts Water Technologies, Inc., Class A	1,191,426
		6,248,410
	Marine Transportation — 0.1%
44,674	Star Bulk Carriers Corp.	971,213
	Metals & Mining — 1.8%
76,838	Nucor Corp. (b)	14,363,327
19,081	Royal Gold, Inc.	2,182,676
		16,546,003
	Oil, Gas & Consumable Fuels — 7.9%
120,147	Antero Midstream Corp.	1,470,599
32,718	Antero Resources Corp. (a)	730,920
170,386	Black Stone Minerals, L.P. (c)	2,794,330
32,450	California Resources Corp.	1,547,216
45,654	Canadian Natural Resources Ltd.	2,921,399

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
47,594	Cenovus Energy, Inc.	$770,071
43,708	Cheniere Energy, Inc.	7,167,675
5,279	Chord Energy Corp.	811,699
6,141	Civitas Resources, Inc.	397,998
60,193	CVR Energy, Inc.	2,030,310
75,634	Delek US Holdings, Inc.	2,044,387
34,250	Dorian LPG Ltd.	1,282,320
64,343	Exxon Mobil Corp.	6,615,104
141,485	Frontline PLC	3,210,295
50,151	Hess Midstream, L.P., Class A (d)	1,695,605
117,591	HF Sinclair Corp.	6,642,716
86,502	Marathon Petroleum Corp. (b)	14,324,731
64,870	ONEOK, Inc.	4,427,378
58,242	Par Pacific Holdings, Inc. (a)	2,131,075
188,880	Plains All American Pipeline, L.P. (c)	2,916,307
41,841	Scorpio Tankers, Inc.	2,958,159
19,957	Teekay Tankers Ltd., Class A	1,248,310
20,441	Valero Energy Corp.	2,839,255
		72,977,859
	Paper & Forest Products — 0.3%
47,192	Louisiana-Pacific Corp.	3,140,628
	Personal Care Products — 0.3%
51,454	BellRing Brands, Inc. (a)	2,843,863
	Pharmaceuticals — 3.8%
409,912	Bristol-Myers Squibb Co. (b)	20,032,399
46,220	Corcept Therapeutics, Inc. (a)	975,242
12,751	Eli Lilly & Co.	8,232,173
37,165	Jazz Pharmaceuticals PLC (a)	4,560,889
30,071	Pacira BioSciences, Inc. (a)	980,014
		34,780,717
	Professional Services — 0.7%
12,789	Insperity, Inc.	1,466,770
34,978	Parsons Corp. (a)	2,278,817
38,686	Robert Half, Inc.	3,077,085
		6,822,672
	Retail REITs — 0.3%
29,777	Federal Realty Investment Trust	3,029,214
	Semiconductors & Semiconductor Equipment — 7.6%
11,070	Broadcom, Inc.	13,062,600
54,199	NVIDIA Corp. (b)	33,347,019
160,094	QUALCOMM, Inc. (b)	23,775,560
		70,185,179
	Software — 11.4%
74,878	Atlassian Corp., Class A (a) (b)	18,702,278
149,462	Dropbox, Inc., Class A (a)	4,734,956
3,933	Fair Isaac Corp. (a)	4,714,998
32,135	Guidewire Software, Inc. (a)	3,588,837
9,137	InterDigital, Inc.	959,842

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
131,770	Microsoft Corp. (b)	$52,389,117
32,852	Monday.com Ltd. (a)	6,900,234
16,224	Qualys, Inc. (a)	3,069,094
19,356	Roper Technologies, Inc.	10,394,172
		105,453,528
	Specialty Retail — 0.4%
75,369	Wayfair, Inc., Class A (a)	3,787,292
	Technology Hardware, Storage & Peripherals — 6.1%
261,775	Apple, Inc. (b)	48,271,310
94,550	NetApp, Inc.	8,244,760
		56,516,070
	Textiles, Apparel & Luxury Goods — 0.1%
133,073	Figs, Inc., Class A (a)	766,500
	Tobacco — 2.1%
475,441	Altria Group, Inc. (b)	19,074,693
	Trading Companies & Distributors — 2.0%
23,306	Beacon Roofing Supply, Inc. (a)	1,931,834
16,071	Boise Cascade Co.	2,176,978
113,653	Core & Main, Inc., Class A (a)	4,695,006
16,986	SiteOne Landscape Supply, Inc. (a)	2,625,186
16,706	Watsco, Inc.	6,531,712
		17,960,716
	Wireless Telecommunication Services — 1.9%
165,939	TIM S.A., ADR	2,917,208
88,857	T-Mobile US, Inc. (b)	14,326,414
		17,243,622
	Total Investments — 98.2%	905,206,105
	(Cost $795,354,086)
COMMON STOCKS SOLD SHORT — (22.5)%
	Aerospace & Defense — (0.8)%
(14,197)	Axon Enterprise, Inc. (a)	(3,535,905)
(13,239)	Boeing Co. (The) (a)	(2,793,959)
(23,388)	Kratos Defense & Security Solutions, Inc. (a)	(395,959)
(25,593)	Mercury Systems, Inc. (a)	(759,088)
		(7,484,911)
	Automobile Components — (0.1)%
(164,958)	QuantumScape Corp. (a)	(1,123,364)
	Banks — (0.5)%
(28,175)	Bank of Nova Scotia (The)	(1,317,181)
(31,993)	Royal Bank of Canada	(3,122,837)
		(4,440,018)
	Beverages — (0.3)%
(17,435)	Diageo PLC, ADR	(2,516,394)
	Capital Markets — (0.1)%
(40,255)	Blue Owl Capital, Inc.	(625,563)
(21,659)	UBS Group AG	(647,820)
		(1,273,383)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Chemicals — (1.3)%
(20,036)	Air Products & Chemicals, Inc.	$(5,123,405)
(14,151)	Ashland, Inc.	(1,324,817)
(36,762)	Chemours (The) Co.	(1,109,109)
(72,178)	FMC Corp.	(4,056,404)
(11,613,735)
Commercial Services & Supplies — (0.2)%
(8,078)	Casella Waste Systems, Inc., Class A (a)	(689,376)
(15,030)	Stericycle Inc. (a)	(721,440)
(1,410,816)
Consumer Staples Distribution & Retail — (0.4)%
(30,539)	Dollar Tree, Inc. (a)	(3,989,004)
Diversified REITs — (0.1)%
(72,252)	Global Net Lease, Inc.	(610,529)
Diversified Telecommunication Services — (0.5)%
(51,572)	BCE, Inc.	(2,080,930)
(63,189)	Frontier Communications Parent, Inc. (a)	(1,556,345)
(47,404)	TELUS Corp.	(848,532)
(4,485,807)
Electrical Equipment — (0.8)%
(128,584)	Bloom Energy Corp., Class A (a)	(1,455,571)
(24,160)	Eaton Corp. PLC	(5,945,293)
(7,400,864)
Electronic Equipment, Instruments & Components — (0.3)%
(9,887)	Belden, Inc.	(733,418)
(48,211)	Trimble, Inc. (a)	(2,452,011)
(3,185,429)
Energy Equipment & Services — (0.9)%
(44,988)	Baker Hughes Co.	(1,282,158)
(46,363)	Diamond Offshore Drilling, Inc. (a)	(565,628)
(37,157)	Expro Group Holdings N.V. (a)	(653,963)
(6,129)	Nabors Industries Ltd. (a)	(518,391)
(27,291)	Oceaneering International, Inc. (a)	(567,107)
(10,658)	Schlumberger N.V.	(519,045)
(540,700)	Transocean Ltd. (a)	(2,952,222)
(24,098)	Valaris Ltd. (a)	(1,490,943)
(8,549,457)
Entertainment — (0.1)%
(22,089)	Sphere Entertainment Co. (a)	(781,509)
Food Products — (1.1)%
(63,346)	Darling Ingredients, Inc. (a)	(2,742,882)
(14,654)	Freshpet, Inc. (a)	(1,261,709)
(43,788)	J. M. Smucker (The) Co.	(5,760,312)
(9,764,903)
Ground Transportation — (0.7)%
(58,773)	Canadian Pacific Kansas City Ltd.	(4,729,463)
(158,426)	Hertz Global Holdings, Inc. (a)	(1,322,857)
(17,748)	Werner Enterprises, Inc.	(701,934)
(6,754,254)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Health Care Equipment & Supplies — (2.6)%
(8,459)	Cooper (The) Cos., Inc.	$(3,155,461)
(18,529)	DENTSPLY SIRONA, Inc.	(643,883)
(76,167)	GE HealthCare Technologies, Inc.	(5,587,611)
(40,219)	Globus Medical, Inc., Class A (a)	(2,123,161)
(18,198)	Integra LifeSciences Holdings Corp. (a)	(730,650)
(86,018)	Novocure Ltd. (a)	(1,197,370)
(29,512)	Omnicell, Inc. (a)	(949,401)
(11,784)	Penumbra, Inc. (a)	(2,971,807)
(33,392)	STAAR Surgical Co. (a)	(935,310)
(49,004)	Zimmer Biomet Holdings, Inc.	(6,154,902)
(24,449,556)
Household Durables — (0.3)%
(23,127)	Whirlpool Corp.	(2,532,869)
Household Products — (0.8)%
(39,521)	Clorox (The) Co.	(5,740,425)
(16,709)	Spectrum Brands Holdings, Inc.	(1,313,662)
(7,054,087)
Insurance — (0.3)%
(39,156)	MetLife, Inc.	(2,714,294)
IT Services — (0.1)%
(43,565)	Kyndryl Holdings, Inc. (a)	(893,954)
Life Sciences Tools & Services — (0.8)%
(19,619)	Azenta, Inc. (a)	(1,279,159)
(13,308)	Revvity, Inc.	(1,426,351)
(14,342)	Waters Corp. (a)	(4,556,597)
(7,262,107)
Machinery — (1.2)%
(17,047)	Chart Industries, Inc. (a)	(1,989,726)
(247,181)	CNH Industrial N.V.	(2,966,172)
(16,704)	Oshkosh Corp.	(1,839,110)
(41,287)	Xylem, Inc.	(4,642,310)
(11,437,318)
Metals & Mining — (1.2)%
(185,655)	Alcoa Corp.	(5,523,236)
(93,038)	MP Materials Corp. (a)	(1,470,931)
(105,515)	Teck Resources Ltd., Class B	(4,221,655)
(11,215,822)
Office REITs — (0.1)%
(24,468)	COPT Defense Properties	(576,466)
Oil, Gas & Consumable Fuels — (1.3)%
(135,070)	Equitrans Midstream Corp.	(1,376,363)
(26,680)	Golar LNG Ltd.	(581,891)
(33,842)	Green Plains, Inc. (a)	(701,545)
(71,762)	Ovintiv, Inc.	(3,044,144)
(16,623)	Range Resources Corp	(482,732)
(39,105)	Talos Energy, Inc. (a)	(507,192)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Oil, Gas & Consumable Fuels (Continued)
(85,271)	TC Energy Corp.	$(3,362,235)
(1,267)	Texas Pacific Land Corp.	(1,851,505)
(11,907,607)
Passenger Airlines — (0.1)%
(169,555)	Joby Aviation, Inc. (a)	(925,770)
Personal Care Products — (0.6)%
(44,826)	Estee Lauder (The) Cos., Inc., Class A	(5,916,584)
Professional Services — (0.5)%
(35,928)	Ceridian HCM Holding, Inc. (a)	(2,497,715)
(48,382)	KBR, Inc.	(2,521,186)
(5,018,901)
Semiconductors & Semiconductor Equipment — (2.0)%
(35,187)	First Solar, Inc. (a)	(5,147,858)
(50,411)	Marvell Technology, Inc.	(3,412,825)
(71,065)	Micron Technology, Inc.	(6,093,824)
(110,559)	Wolfspeed, Inc. (a)	(3,598,695)
(18,253,202)
Software — (1.2)%
(4,258)	Aspen Technology, Inc. (a)	(817,493)
(80,632)	CCC Intelligent Solutions Holdings, Inc. (a)	(886,146)
(11,132)	MicroStrategy, Inc., Class A (a)	(5,579,470)
(19,502)	PTC Inc. (a)	(3,523,036)
(10,806,145)
Specialized REITs — (0.1)%
(5,255)	Crown Castle, Inc.	(568,854)
Specialty Retail — (0.2)%
(64,631)	Victoria’s Secret & Co. (a)	(1,683,638)
Technology Hardware, Storage & Peripherals — (0.7)%
(81,214)	Pure Storage, Inc., Class A (a)	(3,247,748)
(59,468)	Western Digital Corp. (a)	(3,404,543)
(6,652,291)
Trading Companies & Distributors — (0.0)%
(1,963)	GATX Corp.	(240,762)
Wireless Telecommunication Services — (0.2)%
(10,476)	Rogers Communications, Inc., Class B	(489,334)
(46,507)	Telephone and Data Systems, Inc.	(893,400)
(7,203)	United States Cellular Corp. (a)	(319,813)
(1,702,547)
	Total Investments Sold Short — (22.5)%	(207,197,151)
(Proceeds $200,396,501)
	Net Other Assets and Liabilities — 24.3%	224,207,565
	Net Assets — 100.0%	$922,216,519

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Futures Contracts at January 31, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
S&P 500 E-mini Futures	Short	241	Mar-2024	$(58,689,525)	$(2,621,129)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At January 31, 2024, the segregated value of these securities amounts to $269,519,860.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Country Allocation†	% of Net Assets
United States	70.4%
Ireland	2.7
Luxembourg	1.9
Cayman Islands	0.9
Israel	0.8
Marshall Islands	0.7
Netherlands	0.6
Cyprus	0.4
Brazil	0.3
Curacao	(0.1)
Jersey	(0.1)
United Kingdom	(0.3)
Bermuda	(0.3)
Switzerland	(0.4)
Canada	(1.8)
Total Investments	75.7
Net Other Assets and Liabilities	24.3
Total	100.0%

†	The presentation is based on net long and short positions.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$905,206,105	$905,206,105	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(207,197,151)	$(207,197,151)	$—	$—
Futures Contracts	(2,621,129)	(2,621,129)	—	—
Total	$(209,818,280)	$(209,818,280)	$—	$—

*	See Portfolio of Investments for industry breakout.